UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON DC 20549

FORM 13F

FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: September 30, 2002


Check here if Amendment []; Amendment Number:
This Amendment (Check one): [] is a restatement
                            [] adds new holdings entries


Institutional Investment Manager Filing this Report:

Longfellow Investment Management, Co. Limited Partnership
295 Devonshire Street
Boston, MA 02110

13F File Number: 028-10136


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person signing this Report on Behalf of Reporting Manager:

Name:  David W. Seeley
Title: President, LIM Corp.,
       General Partner,
       Longfellow Investment Management, Co. Limited Partnership
Phone: 617-695-3504

Signature, Place, and date of signing:
David W. Seeley  Boston, MA  October 31, 2002


Report Type:   [x]13F HOLDINGS REPORT
               [ ]13F NOTICE
               [ ]13F COMBINATION REPORT


List of Other Managers Reporting for this Manager: NONE

FORM 13F SUMMARY PAGE

Report Summary

Number of Other Included Managers:         NONE
Form 13F Information Table Entry Total:    27
Form 13F information Table Value Total:    $97,686

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Canada Inc.               COM              00207q202     4986   155470 SH       SOLE                   155470
American Telephone & Telegraph COM              001957109     7252   603800 SH       SOLE                   603800
American Water Works Company,  COM              030411102     4832   108200 SH       SOLE                   108200
Cablevision Systems New York G COM              12686c104      423    46715 SH       SOLE                    46715
Charter Communications, Inc.   COM              16117m107      130    69685 SH       SOLE                    69685
ChemFirst Inc.                 COM              16361a106     5873   204200 SH       SOLE                   204200
Hughes Electronics - GM class  COM              370442832     3622   395900 SH       SOLE                   395900
INTERLINQ Software Corporation COM              458753100     2652   427700 SH       SOLE                   427700
Methanex Corporation           COM              59151K108     3511   409675 SH       SOLE                   409675
NCS Healthcare, Inc.           COM              628874109     1317   575100 SH       SOLE                   575100
PayPal, Inc.                   COM              704508100     6580   314700 SH       SOLE                   314700
Pennzoil-Quaker State Company  COM              709323109     8946   407200 SH       SOLE                   407200
Petroleum Geo-Services ASA (PG COM              716597109      565   714866 SH       SOLE                   714866
Pharmacia Corporation          COM              71713u102     8515   219000 SH       SOLE                   219000
Quanta Services, Inc.          COM              74762e102      379   182150 SH       SOLE                   182150
Royal Caribbean Cruises Ltd.   COM              V7780T103     5173   324945 SH       SOLE                   324945
Spectrian Corporation          COM              847608106      617   209000 SH       SOLE                   209000
TRW Inc.                       COM              872649108     7611   130000 SH       SOLE                   130000
TVX Gold Inc.                  COM              87308k309      269    19000 SH       SOLE                    19000
Telesp Celular Participacoes S COM              87952L108      638   352465 SH       SOLE                   352465
The Dress Barn, Inc.           COM              261570105     3344   214883 SH       SOLE                   214883
Ticketmaster                   COM              88633p203     4570   299650 SH       SOLE                   299650
Tyco International Ltd.        COM              902124906     2957   209700 SH       SOLE                   209700
Unilab Corporation             COM              904763208     3921   187000 SH       SOLE                   187000
Valero Energy Corporation      COM              91913y100     2794   105560 SH       SOLE                   105560
Vestcom International, Inc.    COM              924904105     3063   513100 SH       SOLE                   513100
Visible Genetics Inc.          COM              92829s104     3146  2111500 SH       SOLE                  2111500